CUSTOM INNOVATION CONSULTING - RELATED PARTY - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Costs In Excess Of Billings And Billings In Excess Of Costs [Line Items]
Initial Payment Paid For Engagement Agreement	$ 1.5